Short-Term Bank Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
10        SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consist of the following:

As of December 31,
2011	2010

Bank borrowings-secured/guaranteed	$225,969,421	$135,768,634

Short−term bank borrowings outstanding as of December 31, 2011 carry a weighted average interest rate of 5.45% (2010:5.15%) for bank loans in RMB; and a weighted average interest rate of 3.78% (2010: 3.44%) for bank loans in USD, and have maturity terms ranging from one to twelve months and interest rates ranging from 2.97% to 7.93% (2010: 2.97% to 5.56%).

Approximately $17,000,000 included in short term bank borrowings at December 31, 2011is payable to Shanghai Pudong Development Bank, and is secured by a one-year fixed term deposit with a carrying amount of $18,494,500.In addition, $45,577,366 payable to Bank of China is secured by Ningbo Keyuan’s one-year fixed term deposit and pledged deposits with carrying amounts of $46,533,893 as of December 31, 2011; $11,000,000 payable to China CITIC Bank is secured by Ningbo Keyuan's one-year fixed term deposit with a carrying amount of$11,411,500 as of December 31,2011.Among the rest of the Group's short-term borrowings, $152,392,055 is guaranteed by related party and third-party entities and individuals, including $18,888,000 which is guaranteed by the Group’s Chief Executive Officer, and $25,420,808 that is secured by the Group’s land, buildings and equipment with a carrying amount of $91,582,011 as of December 31, 2011.